Earnings per Unit (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Earnings Per Share [Abstract]
Partnership’s Net income	$ 24,980	$ 13,394
Less:
Net Income attributable to preferred unitholders	5,781	5,781
General Partner’s interest in Net Income	19	8
Net income attributable to common unitholders	$ 19,180	$ 7,605
Weighted average number of common units outstanding, basic and diluted	36,201,051	35,490,000
Earnings per common unit, basic and diluted	$ 0.53	$ 0.21